Significant accounting policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Significant accounting policies
Net current liabilities		$ 400,894,913
Gain or loss on change in interests in a subsidiary	$ 0
Equity interest in joint venture, when share of losses exceeds its interest		$ 0